Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Unrecognized tax benefits	$ 25,841		$ 27,401	$ 31,340	$ 35,483
Unrecognized tax benefits that would impact effective tax rate	0		0	0
Estimated interest and penalties expense related to the underpayment of income taxes	29	(138)
Accrued interest and penalties related to the underpayment of income taxes	64		35	301
Liability for uncertain tax positions	25,905		27,436	31,641
Inventory deferred tax asset			48,932	50,936
Deferred tax liabilities establish on U.S.Federal and State Income Taxes			7,310	6,507
Foreign tax credit carryforward expiry year			Jan. 01, 2022
Foreign Tax Authority [Member]
Income Tax [Line Items]
Foreign Tax Carryforward			514
LIFO [Member]
Income Tax [Line Items]
Inventory deferred tax asset			$ 25,521